Document and Entity Information Document	Oct. 20, 2022
Entity Addresses [Line Items]
Entity Address, Postal Zip Code	77086
Entity Address, City or Town	Houston,
Entity Address, Address Line One	5875 North Sam Houston Parkway West, Suite 400
Entity Address, State or Province	TX
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 20, 2022
Entity Registrant Name	OCEANEERING INTERNATIONAL INC
Amendment Flag	false
Entity Central Index Key	0000073756
Entity Incorporation, State or Country Code	DE
Entity File Number	1-10945
Entity Tax Identification Number	95-2628227
City Area Code	713
Local Phone Number	329-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.25 per share
Trading Symbol	OII
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Postal Zip Code	77041
Entity Address, City or Town	Houston
Entity Address, Address Line One	11911 FM 529
Entity Address, State or Province	TX